Notes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Notes Payable, Current	$ 2,299	¥ 15,000	¥ 41,000
Weifang Bank [Member]
Notes Payable to Bank, Current	$ 2,299	¥ 15,000	¥ 41,000